Stock-Based Compensation Plans - Narrative (Detail)	9 Months Ended
Sep. 30, 2024 $ / shares shares
Stock Options With Associated Net Settlement Rights
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price (in CAD per share) | $ / shares	$ 17.79
Common shares issued in exercise of other equity instruments (in shares) | shares	562,000
Cenovus Replacement Stock Options
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average exercise price (in CAD per share) | $ / shares	$ 3.54
Common shares issued in exercise of other equity instruments (in shares) | shares	29,000